Costs And Expenses by Nature - Summary of Information about Expense by Nature (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Expense by Nature [line items]
Services provided by third-parties	S/ 1,509,305	S/ 1,162,747	S/ 1,373,615
Salaries, wages and fringe benefits	1,068,881	922,897	1,054,104
Purchase of goods	855,743	755,209	856,885
Other management charges	202,386	418,841	283,159
Amortization	105,278	103,174	70,383
Depreciation	97,352	86,334	109,342
Impairment of accounts receivable	4,900	65,076	19,109
Taxes	9,391	10,653	14,878
Impairment of property, plant and equipment	3,907	5,468	11,948
Impairment of inventories			40,592
Impairment of investments	255
Inventory recovery	(249)	(26,993)
Total report reclassified	3,857,149	3,503,406	3,834,015
Cost of goods and services [member]
Expense by Nature [line items]
Services provided by third-parties	1,450,577	1,064,687	1,268,665
Salaries, wages and fringe benefits	951,455	817,392	919,409
Purchase of goods	855,743	755,209	856,745
Other management charges	174,678	375,308	235,102
Amortization	99,589	98,318	67,381
Depreciation	95,445	81,199	103,566
Impairment of accounts receivable	4,900	45,658	703
Taxes	6,941	8,727	7,470
Impairment of property, plant and equipment	3,907	5,468	11,928
Impairment of inventories			40,592
Impairment of investments	255
Inventory recovery	(249)	(26,993)
Total report reclassified	3,643,241	3,224,973	3,511,561
Administrative expenses [member]
Expense by Nature [line items]
Services provided by third-parties	58,728	98,060	104,950
Salaries, wages and fringe benefits	117,426	105,505	134,695
Purchase of goods			140
Other management charges	27,708	43,533	48,057
Amortization	5,689	4,856	3,002
Depreciation	1,907	5,135	5,776
Impairment of accounts receivable	0	19,418	18,406
Taxes	2,450	1,926	7,408
Impairment of property, plant and equipment			20
Total report reclassified	S/ 213,908	S/ 278,433	S/ 322,454